Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Geographic Information

Geographic information is as follows:

	As at December 31, 2019
	Canada	US	Total
	$	$	$
Reclamation bonds	-	2,122,559	2,122,559
Property and equipment	19,611	277,553	297,164
Exploration and evaluation assets	-	221,330,931	221,330,931
Right-of-use assets	374,417	356,392	730,809
	394,028	224,087,435	224,481,463

	As at December 31, 2018
	Canada	US	Total
	$	$	$
Reclamation bonds	-	2,154,027	2,154,027
Property and equipment	67,636	387,786	455,422
Exploration and evaluation assets	-	196,666,709	196,666,709
	67,636	199,208,522	199,276,158